FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2019
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Disclosure of structural foreign currency exposures [text block]	The Group’s main overseas operations are in the Americas and Europe. Details of the Group’s structural foreign currency exposures are as follows:

	2019			2018
	Euro £m	US Dollar £m	Other non-sterling £m	Euro £m	US Dollar £m	Other non-sterling £m
Exposure	63	93	48	112	59	60

Disclosure of credit risk exposure [text block]
	2019			2018
	Maximum exposure £m	Offset[2] £m	Net exposure £m	Maximum exposure £m	Offset[2] £m	Net exposure £m
Loans and advances to banks, net[1]	9,775	–	9,775	6,283	–	6,283
Loans and advances to customers, net[1]	494,988	(2,792)	492,196	484,858	(3,241)	481,617
Debt securities, net[1]	5,544	–	5,544	5,238	–	5,238
Financial assets at amortised cost	510,307	(2,792)	507,515	496,379	(3,241)	493,138
Financial assets at fair value through other comprehensive income[3]	24,865	–	24,865	24,794	–	24,794
Financial assets at fair value through profit or loss:[3,4]
Loans and advances	23,475	–	23,475	40,876	–	40,876
Debt securities, treasury and other bills	40,925	–	40,925	40,168	–	40,168
	64,400	–	64,400	81,044	–	81,044
Derivative assets	26,369	(14,696)	11,673	23,595	(14,327)	9,268
Assets arising from reinsurance contracts held	23,567	–	23,567	7,860	–	7,860
Off-balance sheet items:
Acceptances and endorsements	74	–	74	194	–	194
Other items serving as direct credit substitutes	366	–	366	632	–	632
Performance bonds and other transaction-related contingencies	2,454	–	2,454	2,425	–	2,425
Irrevocable commitments and guarantees	63,504	–	63,504	64,884	–	64,884
	66,398	–	66,398	68,135	–	68,135
	715,906	(17,488)	698,418	701,807	(17,568)	684,239

Schedule of credit quality of assets [text block]
Gross drawn exposures	PD range	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total £m
At 31 December 2019
Loans and advances to banks:
CMS 1-10	0.00-0.50%	9,777	–	–	–	9,777
CMS 11-14	0.51-3.00%	–	–	–	–	–
CMS 15-18	3.01-20.00%	–	–	–	–	–
CMS 19	20.01-99.99%	–	–	–	–	–
CMS 20-23	100%	–	–	–	–	–
		9,777	–	–	–	9,777
Loans and advances to customers:
Retail - mortgages
RMS 1-6	0.00-4.50%	257,028	13,494	–	–	270,522
RMS 7-9	4.51-14.00%	15	2,052	–	–	2,067
RMS 10	14.01-20.00%	–	414	–	–	414
RMS 11-13	20.01-99.99%	–	975	–	–	975
RMS 14	100%	–	–	1,506	13,714	15,220
		257,043	16,935	1,506	13,714	289,198
Retail - unsecured
RMS 1-6	0.00-4.50%	22,151	1,098	–	–	23,249
RMS 7-9	4.51-14.00%	2,676	919	–	–	3,595
RMS 10	14.01-20.00%	76	189	–	–	265
RMS 11-13	20.01-99.99%	18	606	–	–	624
RMS 14	100%	–	–	678	–	678
		24,921	2,812	678	–	28,411
Retail - UK Motor Finance
RMS 1-6	0.00-4.50%	13,568	1,297	–	–	14,865
RMS 7-9	4.51-14.00%	314	368	–	–	682
RMS 10	14.01-20.00%	–	99	–	–	99
RMS 11-13	20.01-99.99%	2	178	–	–	180
RMS 14	100%	–	–	150	–	150
		13,884	1,942	150	–	15,976
Retail - Other
RMS 1-6	0.00-4.50%	9,520	390	–	–	9,910
RMS 7-9	4.51-14.00%	–	409	–	–	409
RMS 10	14.01-20.00%	–	7	–	–	7
RMS 11-13	20.01-99.99%	134	23	–	–	157
RMS 14	100%	–	–	150	–	150
		9,654	829	150	–	10,633
Total Retail		305,502	22,518	2,484	13,714	344,218
Gross drawn exposures (continued)	PD range	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total £m
At 31 December 2019
Commercial
CMS 1-10	0.00-0.50%	59,880	379	–	–	60,259
CMS 11-14	0.51-3.00%	25,638	2,322	–	–	27,960
CMS 15-18	3.01-20.00%	1,805	3,123	–	–	4,928
CMS 19	20.01-99.99%	–	169	–	–	169
CMS 20-23	100%	–	–	3,447	–	3,447
		87,323	5,993	3,447	–	96,763
Other
RMS 1-6	0.00-4.50%	754	32	–	–	786
RMS 7-9	4.51-14.00%	40	–	–	–	40
RMS 10	14.01-20.00%	–	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–	–
RMS 14	100%	–	–	84	–	84
		794	32	84	–	910
CMS 1-10	0.00-0.50%	56,356	–	–	–	56,356
CMS 11-14	0.51-3.00%	–	–	–	–	–
CMS 15-18	3.01-20.00%	–	–	–	–	–
CMS 19	20.01-99.99%	–	–	–	–	–
CMS 20-23	100%	–	–	–	–	–
		56,356	–	–	–	56,356
Total loans and advances to customers		449,975	28,543	6,015	13,714	498,247

In respect of:
Retail		305,502	22,518	2,484	13,714	344,218
Commercial		87,323	5,993	3,447	–	96,763
Other		57,150	32	84	–	57,266
Total loans and advances to customers		449,975	28,543	6,015	13,714	498,247
Expected credit losses in respect of drawn exposures	PD range	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total £m
At 31 December 2019
Loans and advances to banks:
CMS 1-10	0.00-0.50%	2	–	–	–	2
CMS 11-14	0.51-3.00%	–	–	–	–	–
CMS 15-18	3.01-20.00%	–	–	–	–	–
CMS 19	20.01-99.99%	–	–	–	–	–
CMS 20-23	100%	–	–	–	–	–
		2	–	–	–	2
Loans and advances to customers:
Retail - mortgages
RMS 1-6	0.00-4.50%	23	183	–	–	206
RMS 7-9	4.51-14.00%	–	39	–	–	39
RMS 10	14.01-20.00%	–	13	–	–	13
RMS 11-13	20.01-99.99%	–	46	–	–	46
RMS 14	100%	–	–	122	142	264
		23	281	122	142	568
Retail - unsecured
RMS 1-6	0.00-4.50%	188	42	–	–	230
RMS 7-9	4.51-14.00%	103	92	–	–	195
RMS 10	14.01-20.00%	7	34	–	–	41
RMS 11-13	20.01-99.99%	3	193	–	–	196
RMS 14	100%	–	–	233	–	233
		301	361	233	–	895
Retail - UK Motor Finance
RMS 1-6	0.00-4.50%	203	30	–	–	233
RMS 7-9	4.51-14.00%	10	15	–	–	25
RMS 10	14.01-20.00%	–	10	–	–	10
RMS 11-13	20.01-99.99%	1	32	–	–	33
RMS 14	100%	–	–	84	–	84
		214	87	84	–	385
Retail - Other
RMS 1-6	0.00-4.50%	25	9	–	–	34
RMS 7-9	4.51-14.00%	–	27	–	–	27
RMS 10	14.01-20.00%	–	–	–	–	–
RMS 11-13	20.01-99.99%	–	1	–	–	1
RMS 14	100%	–	–	51	–	51
		25	37	51	–	113
Total Retail		563	766	490	142	1,961
Expected credit losses in respect of drawn exposures (continued)	PD range	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total £m
At 31 December 2019
Commercial
CMS 1-10	0.00-0.50%	33	1	–	–	34
CMS 11-14	0.51-3.00%	50	37	–	–	87
CMS 15-18	3.01-20.00%	13	174	–	–	187
CMS 19	20.01-99.99%	–	16	–	–	16
CMS 20-23	100%	–	–	941	–	941
		96	228	941	–	1,265
Other
RMS 1-6	0.00-4.50%	6	1	–	–	7
RMS 7-9	4.51-14.00%	–	–	–	–	–
RMS 10	14.01-20.00%	–	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–	–
RMS 14	100%	–	–	16	–	16
		6	1	16	–	23
CMS 1-10	0.00-0.50%	10	–	–	–	10
CMS 11-14	0.51-3.00%	–	–	–	–	–
CMS 15-18	3.01-20.00%	–	–	–	–	–
CMS 19	20.01-99.99%	–	–	–	–	–
CMS 20-23	100%	–	–	–	–	–
		10	–	–	–	10
Total loans and advances to customers		675	995	1,447	142	3,259

In respect of:
Retail		563	766	490	142	1,961
Commercial		96	228	941	–	1,265
Other		16	1	16	–	33
Total loans and advances to customers		675	995	1,447	142	3,259
Gross undrawn exposures	PD range	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total £m
At 31 December 2019
Loans and advances to customers:
Retail - mortgages
RMS 1-6	0.00-4.50%	12,242	62	–	–	12,304
RMS 7-9	4.51-14.00%	1	1	–	–	2
RMS 10	14.01-20.00%	–	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–	–
RMS 14	100%	–	–	8	79	87
		12,243	63	8	79	12,393
Retail - unsecured
RMS 1-6	0.00-4.50%	60,653	1,986	–	–	62,639
RMS 7-9	4.51-14.00%	389	218	–	–	607
RMS 10	14.01-20.00%	5	39	–	–	44
RMS 11-13	20.01-99.99%	1	73	–	–	74
RMS 14	100%	–	–	83	–	83
		61,048	2,316	83	–	63,447
Retail - UK Motor Finance
RMS 1-6	0.00-4.50%	1,181	–	–	–	1,181
RMS 7-9	4.51-14.00%	193	4	–	–	197
RMS 10	14.01-20.00%	–	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–	–
RMS 14	100%	–	–	–	–	–
		1,374	4	–	–	1,378
Retail - Other
RMS 1-6	0.00-4.50%	1,240	–	–	–	1,240
RMS 7-9	4.51-14.00%	–	62	–	–	62
RMS 10	14.01-20.00%	–	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–	–
RMS 14	100%	–	–	3	–	3
		1,240	62	3	–	1,305
Total Retail		75,905	2,445	94	79	78,523
Gross undrawn exposures (continued)	PD range	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total £m
At 31 December 2019
Commercial
CMS 1-10	0.00-0.50%	47,707	76	–	–	47,783
CMS 11-14	0.51-3.00%	5,134	850	–	–	5,984
CMS 15-18	3.01-20.00%	258	327	–	–	585
CMS 19	20.01-99.99%	–	43	–	–	43
CMS 20-23	100%	–	–	5	–	5
		53,099	1,296	5	–	54,400
Other
RMS 1-6	0.00-4.50%	239	–	–	–	239
RMS 7-9	4.51-14.00%	–	–	–	–	–
RMS 10	14.01-20.00%	–	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–	–
RMS 14	100%	–	–	–	–	–
		239	–	–	–	239
CMS 1-10	0.00-0.50%	391	–	–	–	391
CMS 11-14	0.51-3.00%	–	–	–	–	–
CMS 15-18	3.01-20.00%	–	–	–	–	–
CMS 19	20.01-99.99%	–	–	–	–	–
CMS 20-23	100%	–	–	–	–	–
		391	–	–	–	391
Total loans and advances to customers		129,634	3,741	99	79	133,553

In respect of:
Retail		75,905	2,445	94	79	78,523
Commercial		53,099	1,296	5	–	54,400
Other		630	–	–	–	630
Total loans and advances to customers		129,634	3,741	99	79	133,553
Expected credit losses in respect of undrawn exposures	PD range	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total £m
At 31 December 2019
Loans and advances to customers:
Retail - mortgages
RMS 1-6	0.00-4.50%	1	–	–	–	1
RMS 7-9	4.51-14.00%	–	–	–	–	–
RMS 10	14.01-20.00%	–	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–	–
RMS 14	100%	–	–	–	–	–
		1	–	–	–	1
Retail - unsecured
RMS 1-6	0.00-4.50%	56	24	–	–	80
RMS 7-9	4.51-14.00%	6	8	–	–	14
RMS 10	14.01-20.00%	–	3	–	–	3
RMS 11-13	20.01-99.99%	–	15	–	–	15
RMS 14	100%	–	–	–	–	–
		62	50	–	–	112
Retail - UK Motor Finance
RMS 1-6	0.00-4.50%	2	–	–	–	2
RMS 7-9	4.51-14.00%	–	–	–	–	–
RMS 10	14.01-20.00%	–	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–	–
RMS 14	100%	–	–	–	–	–
		2	–	–	–	2
Retail - Other
RMS 1-6	0.00-4.50%	11	–	–	–	11
RMS 7-9	4.51-14.00%	–	3	–	–	3
RMS 10	14.01-20.00%	–	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–	–
RMS 14	100%	–	–	–	–	–
		11	3	–	–	14
Total Retail		76	53	–	–	129
Expected credit losses in respect of undrawn exposures (continued)	PD range	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total £m
At 31 December 2019
Commercial
CMS 1-10	0.00-0.50%	11	–	–	–	11
CMS 11-14	0.51-3.00%	7	9	–	–	16
CMS 15-18	3.01-20.00%	1	13	–	–	14
CMS 19	20.01-99.99%	–	2	–	–	2
CMS 20-23	100%	–	–	5	–	5
		19	24	5	–	48
Other
RMS 1-6	0.00-4.50%	–	–	–	–	–
RMS 7-9	4.51-14.00%	–	–	–	–	–
RMS 10	14.01-20.00%	–	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–	–
RMS 14	100%	–	–	–	–	–
		–	–	–	–	–
CMS 1-10	0.00-0.50%	–	–	–	–	–
CMS 11-14	0.51-3.00%	–	–	–	–	–
CMS 15-18	3.01-20.00%	–	–	–	–	–
CMS 19	20.01-99.99%	–	–	–	–	–
CMS 20-23	100%	–	–	–	–	–
		–	–	–	–	–
Total loans and advances to customers		95	77	5	–	177

In respect of:
Retail		76	53	–	–	129
Commercial		19	24	5	–	48
Other		–	–	–	–	–
Total loans and advances to customers		95	77	5	–	177
Gross drawn exposures	PD range	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total £m
At 31 December 2018
Loans and advances to banks:
CMS 1-10	0.00-0.50%	6,177	3	–	–	6,180
CMS 11-14	0.51-3.00%	105	–	–	–	105
CMS 15-18	3.01-20.00%	–	–	–	–	–
CMS 19	20.01-99.99%	–	–	–	–	–
CMS 20-23	100%	–	–	–	–	–
		6,282	3	–	–	6,285
Loans and advances to customers:
Retail - mortgages
RMS 1-6	0.00-4.50%	257,740	10,784	–	–	268,524
RMS 7-9	4.51-14.00%	57	1,709	–	–	1,766
RMS 10	14.01-20.00%	–	262	–	–	262
RMS 11-13	20.01-99.99%	–	899	–	–	899
RMS 14	100%	–	–	1,393	15,391	16,784
		257,797	13,654	1,393	15,391	288,235
Retail - unsecured
RMS 1-6	0.00-4.50%	22,363	1,079	–	–	23,442
RMS 7-9	4.51-14.00%	2,071	774	–	–	2,845
RMS 10	14.01-20.00%	72	167	–	–	239
RMS 11-13	20.01-99.99%	199	687	–	–	886
RMS 14	100%	–	–	703	–	703
		24,705	2,707	703	–	28,115
Retail - UK Motor Finance
RMS 1-6	0.00-4.50%	12,918	954	–	–	13,872
RMS 7-9	4.51-14.00%	301	318	–	–	619
RMS 10	14.01-20.00%	–	111	–	–	111
RMS 11-13	20.01-99.99%	5	197	–	–	202
RMS 14	100%	–	–	129	–	129
		13,224	1,580	129	–	14,933
Retail - Other
RMS 1-6	0.00-4.50%	9,033	704	–	–	9,737
RMS 7-9	4.51-14.00%	190	66	–	–	256
RMS 10	14.01-20.00%	–	7	–	–	7
RMS 11-13	20.01-99.99%	211	23	–	–	234
RMS 14	100%	–	–	165	–	165
		9,434	800	165	–	10,399
Total Retail		305,160	18,741	2,390	15,391	341,682
Gross drawn exposures (continued)	PD range	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total £m
At 31 December 2018
Commercial
CMS 1-10	0.00-0.50%	65,089	100	–	–	65,189
CMS 11-14	0.51-3.00%	25,472	3,450	–	–	28,922
CMS 15-18	3.01-20.00%	1,441	2,988	–	–	4,429
CMS 19	20.01-99.99%	–	54	–	–	54
CMS 20-23	100%	–	–	3,230	–	3,230
		92,002	6,592	3,230	–	101,824
Other
RMS 1-6	0.00-4.50%	804	6	–	–	810
RMS 7-9	4.51-14.00%	–	–	–	–	–
RMS 10	14.01-20.00%	–	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–	–
RMS 14	100%	–	–	55	–	55
		804	6	55	–	865
CMS 1-10	0.00-0.50%	43,565	–	–	–	43,565
CMS 11-14	0.51-3.00%	–	6	–	–	6
CMS 15-18	3.01-20.00%	–	–	–	–	–
CMS 19	20.01-99.99%	–	–	–	–	–
CMS 20-23	100%	–	–	66	–	66
		43,565	6	66	–	43,637
Total loans and advances to customers		441,531	25,345	5,741	15,391	488,008

In respect of:
Retail		305,160	18,741	2,390	15,391	341,682
Commercial		92,002	6,592	3,230	–	101,824
Other		44,369	12	121	–	44,502
Total loans and advances to customers		441,531	25,345	5,741	15,391	488,008
Expected credit losses in respect of drawn exposures	PD range	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total £m
At 31 December 2018
Loans and advances to banks:
CMS 1-10	0.00-0.50%	2	–	–	–	2
CMS 11-14	0.51-3.00%	–	–	–	–	–
CMS 15-18	3.01-20.00%	–	–	–	–	–
CMS 19	20.01-99.99%	–	–	–	–	–
CMS 20-23	100%	–	–	–	–	–
		2	–	–	–	2
Loans and advances to customers:
Retail - mortgages
RMS 1-6	0.00-4.50%	37	141	–	–	178
RMS 7-9	4.51-14.00%	–	34	–	–	34
RMS 10	14.01-20.00%	–	9	–	–	9
RMS 11-13	20.01-99.99%	–	42	–	–	42
RMS 14	100%	–	–	118	78	196
		37	226	118	78	459
Retail - unsecured
RMS 1-6	0.00-4.50%	135	45	–	–	180
RMS 7-9	4.51-14.00%	57	83	–	–	140
RMS 10	14.01-20.00%	4	29	–	–	33
RMS 11-13	20.01-99.99%	3	172	–	–	175
RMS 14	100%	–	–	228	–	228
		199	329	228	–	756
Retail - UK Motor Finance
RMS 1-6	0.00-4.50%	114	19	–	–	133
RMS 7-9	4.51-14.00%	6	15	–	–	21
RMS 10	14.01-20.00%	–	11	–	–	11
RMS 11-13	20.01-99.99%	1	34	–	–	35
RMS 14	100%	–	–	78	–	78
		121	79	78	–	278
Retail - Other
RMS 1-6	0.00-4.50%	30	25	–	–	55
RMS 7-9	4.51-14.00%	2	2	–	–	4
RMS 10	14.01-20.00%	–	–	–	–	–
RMS 11-13	20.01-99.99%	–	1	–	–	1
RMS 14	100%	–	–	60	–	60
		32	28	60	–	120
Total Retail		389	662	484	78	1,613
Expected credit losses in respect of drawn exposures (continued)	PD range	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total £m
At 31 December 2018
Commercial
CMS 1-10	0.00-0.50%	32	1	–	–	33
CMS 11-14	0.51-3.00%	50	86	–	–	136
CMS 15-18	3.01-20.00%	11	231	–	–	242
CMS 19	20.01-99.99%	–	7	–	–	7
CMS 20-23	100%	–	–	1,031	–	1,031
		93	325	1,031	–	1,449
Other
RMS 1-6	0.00-4.50%	43	1	–	–	44
RMS 7-9	4.51-14.00%	–	–	–	–	–
RMS 10	14.01-20.00%	–	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–	–
RMS 14	100%	–	–	11	–	11
		43	1	11		55
CMS 1-10	0.00-0.50%	–	–	–	–	–
CMS 11-14	0.51-3.00%	–	6	–	–	6
CMS 15-18	3.01-20.00%	–	–	–	–	–
CMS 19	20.01-99.99%	–	–	–	–	–
CMS 20-23	100%	–	–	27	–	27
		–	6	27	–	33
Total loans and advances to customers		525	994	1,553	78	3,150

In respect of:
Retail		389	662	484	78	1,613
Commercial		93	325	1,031	–	1,449
Other		43	7	38	–	88
Total loans and advances to customers		525	994	1,553	78	3,150
Gross undrawn exposures	PD range	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total £m
At 31 December 2018
Loans and advances to customers:
Retail - mortgages
RMS 1-6	0.00-4.50%	12,024	19	–	–	12,043
RMS 7-9	4.51-14.00%	2	1	–	–	3
RMS 10	14.01-20.00%	–	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–	–
RMS 14	100%	–	–	5	90	95
		12,026	20	5	90	12,141
Retail - unsecured
RMS 1-6	0.00-4.50%	57,433	1,811	–	–	59,244
RMS 7-9	4.51-14.00%	391	155	–	–	546
RMS 10	14.01-20.00%	10	27	–	–	37
RMS 11-13	20.01-99.99%	3	51	–	–	54
RMS 14	100%	–	–	36	–	36
		57,837	2,044	36	–	59,917
Retail - UK Motor Finance
RMS 1-6	0.00-4.50%	1,565	–	–	–	1,565
RMS 7-9	4.51-14.00%	141	–	–	–	141
RMS 10	14.01-20.00%	–	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–	–
RMS 14	100%	–	–	–	–	–
		1,706	–	–	–	1,706
Retail - Other
RMS 1-6	0.00-4.50%	1,381	47	–	–	1,428
RMS 7-9	4.51-14.00%	–	–	–	–	–
RMS 10	14.01-20.00%	–	–	–	–	–
RMS 11-13	20.01-99.99%	360	–	–	–	360
RMS 14	100%	–	–	3	–	3
		1,741	47	3	–	1,791
Total Retail		73,310	2,111	44	90	75,555
Gross undrawn exposures (continued)	PD range	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total £m
At 31 December 2018
Commercial
CMS 1-10	0.00-0.50%	51,632	–	–	–	51,632
CMS 11-14	0.51-3.00%	6,501	693	–	–	7,194
CMS 15-18	3.01-20.00%	126	297	–	–	423
CMS 19	20.01-99.99%	31	11	–	–	42
CMS 20-23	100%	–	–	6	–	6
		58,290	1,001	6	–	59,297
Other
RMS 1-6	0.00-4.50%	246	–	–	–	246
RMS 7-9	4.51-14.00%	–	–	–	–	–
RMS 10	14.01-20.00%	–	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–	–
RMS 14	100%	–	–	–	–	–
		246	–	–	–	246
CMS 1-10	0.00-0.50%	–	–	–	–	–
CMS 11-14	0.51-3.00%	–	–	–	–	–
CMS 15-18	3.01-20.00%	–	–	–	–	–
CMS 19	20.01-99.99%	–	–	–	–	–
CMS 20-23	100%	–	–	–	–	–
		–	–	–	–	–
Total loans and advances to customers		131,846	3,112	50	90	135,098

In respect of:
Retail		73,310	2,111	44	90	75,555
Commercial		58,290	1,001	6	–	59,297
Other		246	–	–	–	246
Total loans and advances to customers		131,846	3,112	50	90	135,098
Expected credit losses in respect of undrawn exposures	PD range	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total £m
At 31 December 2018
Loans and advances to customers:
Retail - mortgages
RMS 1-6	0.00-4.50%	1	–	–	–	1
RMS 7-9	4.51-14.00%	–	–	–	–	–
RMS 10	14.01-20.00%	–	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–	–
RMS 14	100%	–	–	–	–	–
		1	–	–	–	1
Retail - unsecured
RMS 1-6	0.00-4.50%	85	26	–	–	111
RMS 7-9	4.51-14.00%	5	10	–	–	15
RMS 10	14.01-20.00%	–	3	–	–	3
RMS 11-13	20.01-99.99%	–	10	–	–	10
RMS 14	100%	–	–	–	–	–
		90	49	–	–	139
Retail - UK Motor Finance
RMS 1-6	0.00-4.50%	2	–	–	–	2
RMS 7-9	4.51-14.00%	–	–	–	–	–
RMS 10	14.01-20.00%	–	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–	–
RMS 14	100%	–	–	–	–	–
		2	–	–	–	2
Retail - Other
RMS 1-6	0.00-4.50%	11	2	–	–	13
RMS 7-9	4.51-14.00%	–	–	–	–	–
RMS 10	14.01-20.00%	–	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–	–
RMS 14	100%	–	–	–	–	–
		11	2	–	–	13
Total Retail		104	51	–	–	155
					Purchased or
					originated
		Stage 1	Stage 2	Stage 3	credit-impaired	Total
Expected credit losses in respect of undrawn exposures (continued)	PD range	£m	£m	£m	£m	£m
At 31 December 2018
Commercial
CMS 1-10	0.00-0.50%	9	–	–	–	9
CMS 11-14	0.51-3.00%	7	7	–	–	14
CMS 15-18	3.01-20.00%	1	5	–	–	6
CMS 19	20.01-99.99%	1	1	–	–	2
CMS 20-23	100%	–	–	6	–	6
		18	13	6	–	37
Other
RMS 1-6	0.00-4.50%	1	–	–	–	1
RMS 7-9	4.51-14.00%	–	–	–	–	–
RMS 10	14.01-20.00%	–	–	–	–	–
RMS 11-13	20.01-99.99%	–	–	–	–	–
RMS 14	100%	–	–	–	–	–
		1	–	–	–	1
CMS 1-10	0.00-0.50%	–	–	–	–	–
CMS 11-14	0.51-3.00%	–	–	–	–	–
CMS 15-18	3.01-20.00%	–	–	–	–	–
CMS 19	20.01-99.99%	–	–	–	–	–
CMS 20-23	100%	–	–	–	–	–
		–	–	–	–	–
Total loans and advances to customers		123	64	6	–	193

In respect of:
Retail		104	51	–	–	155
Commercial		18	13	6	–	37
Other		1	–	–	–	1
Total loans and advances to customers		123	64	6	–	193

Disclosure of fair value of financial instruments [text block]	An analysis of the Group’s financial assets at fair value through profit or loss is included in note 14. The credit quality of the Group’s debt securities, treasury and other bills held at fair value through profit or loss is set out below:

	2019			2018
	Investment			Investment
	grade[1]	Other[2]	Total	grade[1]	Other[2]	Total
	£m	£m	£m	£m	£m	£m
Debt securities, treasury and other bills held at fair value through profit or loss
Trading assets:
Government securities	6,791	–	6,791	7,192	–	7,192
Asset-backed securities:
Mortgage-backed securities	1	5	6	10	–	10
Other asset-backed securities	14	3	17	63	–	63
	15	8	23	73	–	73
Corporate and other debt securities	232	1	233	228	19	247
Total held as trading assets	7,038	9	7,047	7,493	19	7,512
Other assets held at fair value through profit or loss:
Government securities	12,044	19	12,063	10,903	–	10,903
Other public sector securities	2,118	8	2,126	2,059	5	2,064
Bank and building society certificates of deposit	984	–	984	1,105	–	1,105
Asset-backed securities:
Mortgage-backed securities	452	10	462	208	7	215
Other asset-backed securities	241	–	241	283	3	286
	693	10	703	491	10	501
Corporate and other debt securities	15,932	2,051	17,983	16,141	1,922	18,063
Total debt securities held at fair value through profit or loss	31,771	2,088	33,859	30,699	1,937	32,636
Treasury bills and other bills	19	–	19	20	–	20
Total other assets held at fair value through profit or loss	31,790	2,088	33,878	30,719	1,937	32,656
Total held at fair value through profit or loss	38,828	2,097	40,925	38,212	1,956	40,168

Analysis of Loan-to-value ratio of Residential Mortgage Lending	An analysis by loan-to-value ratio of the Group’s residential mortgage lending is provided below. The value of collateral used in determining the loan-to-value ratios has been estimated based upon the last actual valuation, adjusted to take into account subsequent movements in house prices, after making allowances for indexation error and dilapidations.

		As at 31 December 2019					As at 31 December 2018
	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit- impaired £m	Total gross £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit- impaired £m	Total gross £m
Drawn balances
Less than 70 per cent	179,566	13,147	1,174	10,728	204,615	185,556	10,728	1,035	11,846	209,165
70 per cent to 80 per cent	44,384	2,343	181	1,751	48,659	41,827	1,802	190	1,884	45,703
80 per cent to 90 per cent	27,056	1,057	86	677	28,876	24,854	832	95	1,032	26,813
90 per cent to 100 per cent	5,663	199	34	207	6,103	4,957	164	39	302	5,462
Greater than 100 per cent	374	189	31	351	945	603	128	34	327	1,092
Total	257,043	16,935	1,506	13,714	289,198	257,797	13,654	1,393	15,391	288,235
		As at 31 December 2019					As at 31 December 2018
	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit- impaired £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit- impaired £m	Total £m
Expected credit losses on drawn balances
Less than 70 per cent	6	104	41	44	195	3	94	34	19	150
70 per cent to 80 per cent	7	75	29	38	149	11	51	24	12	98
80 per cent to 90 per cent	7	58	25	23	113	14	47	27	16	104
90 per cent to 100 per cent	2	17	12	10	41	4	16	14	9	43
Greater than 100 per cent	1	27	15	27	70	5	18	19	22	64
Total	23	281	122	142	568	37	226	118	78	459

Participating investment contracts [Member]
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Disclosure of Liabilities Arising from Insurance and Participating Investment Contracts [text block]	Liabilities arising from insurance and participating investment contracts are analysed on a behavioural basis, as permitted by IFRS 4, as follows:

	Up to 1 month £m	1-3 months £m	3-12 months £m	1-5 years £m	Over 5 years £m	Total £m
At 31 December 2019	1,340	1,240	5,378	25,349	78,142	111,449
At 31 December 2018	1,667	1,624	5,925	25,414	64,244	98,874

Available-for-Sale Financial Assets (Excluding Equity Shares) [Member]
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Disclosure of Available-for-Sale Financial Assets (Excluding Equity Shares) [text block]	An analysis of the Group’s financial assets at fair value through other comprehensive income is included in note 19. The credit quality of the Group’s financial assets at fair value through other comprehensive income (excluding equity shares) is set out below:

	2019			2018
	Investment			Investment
	grade[1]	Other[2]	Total	grade[1]	Other[2]	Total
	£m	£m	£m	£m	£m	£m
Debt securities:
Government securities	13,084	14	13,098	18,971	–	18,971
Bank and building society certificates of deposit	–	–	–	118	–	118
Asset-backed securities:
Mortgage-backed securities	121	–	121	120	–	120
Other asset-backed securities	–	60	60	–	131	131
	121	60	181	120	131	251
Corporate and other debt securities	11,036	15	11,051	4,934	217	5,151
Total debt securities	24,241	89	24,330	24,143	348	24,491
Treasury and other bills	535	–	535	303	–	303
Total financial assets at fair value through other comprehensive income	24,776	89	24,865	24,446	348	24,794

Derivative assets [Member]
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Disclosure of Derivative Assets [text block]
	2019			2018
	Investment			Investment
	grade[1]	Other[2]	Total	grade[1]	Other[2]	Total
	£m	£m	£m	£m	£m	£m
Trading and other	22,991	2,142	25,133	19,797	2,235	22,032
Hedging	1,178	58	1,236	1,534	29	1,563
Total derivative financial instruments	24,169	2,200	26,369	21,331	2,264	23,595

Concentrations of risk [member]
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Disclosure of loans and advances to customers [text block]
	2019 £m	2018 £m
Agriculture, forestry and fishing	7,558	7,314
Energy and water supply	1,432	1,517
Manufacturing	6,093	8,260
Construction	4,285	4,684
Transport, distribution and hotels	13,016	14,113
Postal and telecommunications	1,923	2,711
Property companies	27,596	28,451
Financial, business and other services	89,763	77,505
Personal:
Mortgages[1]	299,141	297,498
Other	29,272	28,699
Lease financing	1,671	1,822
Hire purchase	16,497	15,434
Total loans and advances to customers before allowance for impairment losses	498,247	488,008
Allowance for impairment losses (note 18)	(3,259)	(3,150)
Total loans and advances to customers	494,988	484,858

Securities lending [member]
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Disclosure of transfers of financial assets [text block]	The following on balance sheet financial assets have been lent to counterparties under securities lending transactions:

	2019 £m	2018 £m
Financial assets at fair value through profit or loss	5,857	5,837
Financial assets at fair value through other comprehensive income	2,020	1,917
	7,877	7,754

Loans to corporate entities [member]
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Disclosure of Debt Securities Classified as Loans and Receivables [text block]	An analysis by credit rating of the Group’s debt securities held at amortised cost is provided below:

	2019			2018
	Investment			Investment
	grade[1]	Other[2]	Total	grade[1]	Other[2]	Total
	£m	£m	£m	£m	£m	£m
Asset-backed securities:
Mortgage-backed securities	3,007	–	3,007	3,263	9	3,272
Other asset-backed securities	876	–	876	763	17	780
	3,883	–	3,883	4,026	26	4,052
Corporate and other debt securities	1,650	14	1,664	1,176	16	1,192
Gross exposure	5,533	14	5,547	5,202	42	5,244
Allowance for impairment losses			(3)			(6)
Total debt securities held at amortised cost			5,544			5,238

Assets and liabilities [member]
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Maturity analysis for total assets and total liabilities	The table below analyses assets and liabilities of the Group into relevant maturity groupings based on the remaining contractual period at the balance sheet date; balances with no fixed maturity are included in the over 5 years category. Certain balances, included in the table below on the basis of their residual maturity, are repayable on demand upon payment of a penalty.

	Up to 1 month £m	1-3 months £m	3-6 months £m	6-9 months £m	9-12 months £m	1-2 years £m	2-5 years £m	Over 5 years £m	Total £m
At 31 December 2019
Assets
Cash and balances at central banks	55,128	2	–	–	–	–	–	–	55,130
Financial assets at fair value through profit or loss	7,195	3,689	3,016	1,710	451	2,801	5,385	135,942	160,189
Derivative financial instruments	583	739	627	404	336	1,294	2,763	19,623	26,369
Loans and advances to banks	4,953	1,017	265	124	91	26	–	3,299	9,775
Loans and advances to customers	35,973	26,036	23,283	12,626	11,425	29,917	74,416	281,312	494,988
Debt securities held at amortised cost	131	19	–	–	–	74	3,085	2,235	5,544
Financial assets at fair value through other comprehensive income	111	179	729	102	234	2,929	12,809	7,999	25,092
Other assets	2,224	1,155	533	160	520	568	1,218	50,428	56,806
Total assets	106,298	32,836	28,453	15,126	13,057	37,609	99,676	500,838	833,893
Liabilities
Deposits from banks	4,530	2,715	267	85	55	15,686	433	4,408	28,179
Customer deposits	382,885	12,945	6,716	4,377	3,207	6,742	1,752	2,696	421,320
Derivative financial instruments and financial liabilities at fair value through profit or loss	5,182	6,101	2,579	784	528	1,644	5,238	25,209	47,265
Debt securities in issue	4,070	9,159	7,135	7,418	1,963	13,618	30,897	23,429	97,689
Liabilities arising from insurance and investment contracts	1,213	1,658	2,370	2,348	2,882	9,028	24,870	104,539	148,908
Other liabilities	4,541	1,914	772	893	1,682	898	906	13,990	25,596
Subordinated liabilities	–	1,339	96	1,137	108	575	4,105	9,770	17,130
Total liabilities	402,421	35,831	19,935	17,042	10,425	48,191	68,201	184,041	786,087
At 31 December 2018
Assets
Cash and balances at central banks	54,662	1	–	–	–	–	–	–	54,663
Financial assets at fair value through profit or loss	10,686	8,826	8,492	5,133	2,587	2,090	5,467	115,248	158,529
Derivative financial instruments	579	688	418	336	441	1,064	3,075	16,994	23,595
Loans and advances to banks	2,594	520	584	172	203	160	–	2,050	6,283
Loans and advances to customers	36,326	19,383	18,415	14,378	11,318	30,459	72,028	282,551	484,858
Debt securities held as at amortised cost	7	–	–	521	–	–	2,262	2,448	5,238
Financial assets at fair value through other comprehensive income	166	453	249	800	1,685	2,536	11,496	7,430	24,815
Other assets	2,667	1,552	196	238	219	387	1,118	33,240	39,617
Total assets	107,687	31,423	28,354	21,578	16,453	36,696	95,446	459,961	797,598
Liabilities
Deposits from banks	2,793	1,688	748	54	45	4,758	16,052	4,182	30,320
Customer deposits	380,753	10,623	5,628	4,543	4,431	6,421	3,244	2,423	418,066
Derivative financial instruments and financial liabilities at fair value through profit or loss	5,160	11,877	5,048	1,663	522	1,104	4,108	22,438	51,920
Debt securities in issue	4,172	5,692	9,007	4,668	1,694	13,062	28,676	24,197	91,168
Liabilities arising from insurance and investment contracts	1,844	1,850	2,316	2,302	2,104	7,995	20,986	73,330	112,727
Other liabilities	4,403	3,201	733	1,182	1,383	756	232	13,652	25,542
Subordinated liabilities	85	145	95	251	–	2,600	2,559	11,921	17,656
Total liabilities	399,210	35,076	23,575	14,663	10,179	36,696	75,857	152,143	747,399

Financial liabilities, category [member]
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Disclosure of maturity analysis for non-derivative financial liabilities [text block]	The table below analyses financial instrument liabilities of the Group, excluding those arising from insurance and participating investment contracts, on an undiscounted future cash flow basis according to contractual maturity, into relevant maturity groupings based on the remaining period at the balance sheet date; balances with no fixed maturity are included in the over 5 years category.

	Up to 1 month £m	1-3 months £m	3-12 months £m	1-5 years £m	Over 5 years £m	Total £m
At 31 December 2019
Deposits from banks	5,009	2,564	762	20,066	317	28,718
Customer deposits	385,864	14,433	14,327	10,661	1,393	426,678
Financial liabilities at fair value through profit or loss	4,370	5,543	2,255	2,690	14,653	29,511
Debt securities in issue	5,335	9,858	19,205	54,638	36,321	125,357
Liabilities arising from non-participating investment contracts	37,459	–	–	–	–	37,459
Other liabilities (Lease liabilities)	2	61	190	803	946	2,002
Subordinated liabilities	942	1,462	1,918	7,837	14,857	27,016
Total non-derivative financial liabilities	438,981	33,921	38,657	96,695	68,487	676,741
Derivative financial liabilities:
Gross settled derivatives – outflows	43,118	44,379	34,012	36,012	18,238	175,759
Gross settled derivatives – inflows	(40,829)	(42,954)	(32,966)	(34,758)	(17,753)	(169,260)
Gross settled derivatives – net flows	2,289	1,425	1,046	1,254	485	6,499
Net settled derivatives liabilities	23,648	48	122	700	2,201	26,719
Total derivative financial liabilities	25,937	1,473	1,168	1,954	2,686	33,218
At 31 December 2018
Deposits from banks	2,820	2,710	1,022	20,920	3,502	30,974
Customer deposits	380,985	10,584	14,169	11,634	1,554	418,926
Financial liabilities at fair value through profit or loss	9,693	10,984	7,553	930	10,771	39,931
Debt securities in issue	5,942	7,314	22,564	48,233	24,201	108,254
Liabilities arising from non-participating investment contracts	13,853	–	–	–	–	13,853
Subordinated liabilities	247	1,017	1,144	8,231	19,328	29,967
Total non-derivative financial liabilities	413,540	32,609	46,452	89,948	59,356	641,905
Derivative financial liabilities:
Gross settled derivatives – outflows	39,165	27,976	23,978	43,239	33,763	168,121
Gross settled derivatives – inflows	(38,301)	(27,283)	(23,134)	(40,690)	(28,933)	(158,341)
Gross settled derivatives – net flows	864	693	844	2,549	4,830	9,780
Net settled derivatives liabilities	13,511	103	209	782	2,193	16,798
Total derivative financial liabilities	14,375	796	1,053	3,331	7,023	26,578

Off balance sheet [Member]
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Maturity Analysis For Commitments And Contingent Liabilities	The following tables set out the amounts and residual maturities of the Group’s off balance sheet contingent liabilities, commitments and guarantees.

	Up to 1 month £m	1-3 months £m	3-6 months £m	6-9 months £m	9-12 months £m	1-3 years £m	3-5 years £m	Over 5 years £m	Total £m
At 31 December 2019
Acceptances and endorsements	25	24	4	–	21	–	–	–	74
Other contingent liabilities	381	409	387	177	207	475	101	683	2,820
Total contingent liabilities	406	433	391	177	228	475	101	683	2,894
Lending commitments and guarantees	68,638	2,682	15,297	4,637	7,367	17,365	14,114	3,264	133,364
Other commitments	–	1	16	5	–	72	43	52	189
Total commitments and guarantees	68,638	2,683	15,313	4,642	7,367	17,437	14,157	3,316	133,553
Total contingents, commitments and guarantees	69,044	3,116	15,704	4,819	7,595	17,912	14,258	3,999	136,447
At 31 December 2018
Acceptances and endorsements	64	83	34	13	–	–	–	–	194
Other contingent liabilities	450	484	203	223	150	665	133	749	3,057
Total contingent liabilities	514	567	237	236	150	665	133	749	3,251
Lending commitments and guarantees	67,055	2,947	4,474	6,055	16,123	17,737	15,374	4,602	134,367
Other commitments	428	–	–	2	92	20	13	176	731
Total commitments and guarantees	67,483	2,947	4,474	6,057	16,215	17,757	15,387	4,778	135,098
Total contingents, commitments and guarantees	67,997	3,514	4,711	6,293	16,365	18,422	15,520	5,527	138,349